Income tax and deferred taxes - Reconciliation of Changes in Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	$ 110,416	$ 156,101
Increase (decrease) in deferred taxes in profit or loss	(430,978)	(27,763)
Deferred taxes related to items credited (charged) directly to equity	5,916	(17,922)
Total increases (decreases) in deferred tax liabilities (assets)	(425,062)	(45,685)
Deferred tax assets and liabilities, net end of period	(314,646)	110,416
Unrealized loss
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(144,181)	(90,585)
Increase (decrease) in deferred taxes in profit or loss	(511,514)	(53,596)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(511,514)	(53,596)
Deferred tax assets and liabilities, net end of period	(655,695)	(144,181)
Property, plant and equipment and capitalized interest
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	189,073	187,168
Increase (decrease) in deferred taxes in profit or loss	55,487	1,905
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	55,487	1,905
Deferred tax assets and liabilities, net end of period	244,560	189,073
Restoration and rehabilitation provision
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,567)
Increase (decrease) in deferred taxes in profit or loss	1,882
Deferred taxes related to items credited (charged) directly to equity	0
Total increases (decreases) in deferred tax liabilities (assets)	1,882
Deferred tax assets and liabilities, net end of period	(4,685)	(6,567)
Facility closure provision
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,567)	(6,597)
Increase (decrease) in deferred taxes in profit or loss		30
Deferred taxes related to items credited (charged) directly to equity		0
Total increases (decreases) in deferred tax liabilities (assets)		30
Deferred tax assets and liabilities, net end of period		(6,567)
Manufacturing expenses
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	108,181	107,215
Increase (decrease) in deferred taxes in profit or loss	31,202	966
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	31,202	966
Deferred tax assets and liabilities, net end of period	139,383	108,181
Employee benefits and unemployment insurance
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	7,486	6,669
Increase (decrease) in deferred taxes in profit or loss	2,779	687
Deferred taxes related to items credited (charged) directly to equity	(1,270)	130
Total increases (decreases) in deferred tax liabilities (assets)	1,509	817
Deferred tax assets and liabilities, net end of period	8,995	7,486
Vacation accrual
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,039)	(6,138)
Increase (decrease) in deferred taxes in profit or loss	(1,611)	99
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,611)	99
Deferred tax assets and liabilities, net end of period	(7,650)	(6,039)
Inventory provision
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(20,557)	(22,200)
Increase (decrease) in deferred taxes in profit or loss	(6,955)	1,643
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(6,955)	1,643
Deferred tax assets and liabilities, net end of period	(27,512)	(20,557)
Materials provision
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(10,554)	(8,812)
Increase (decrease) in deferred taxes in profit or loss	(1,361)	(1,742)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,361)	(1,742)
Deferred tax assets and liabilities, net end of period	(11,915)	(10,554)
Derivative financial instruments
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	0	0
Increase (decrease) in deferred taxes in profit or loss	(7,172)	14,246
Deferred taxes related to items credited (charged) directly to equity	7,172	(14,246)
Total increases (decreases) in deferred tax liabilities (assets)	0	0
Deferred tax assets and liabilities, net end of period	0	0
Other employee benefits
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(929)	0
Increase (decrease) in deferred taxes in profit or loss	(248)	(929)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(248)	(929)
Deferred tax assets and liabilities, net end of period	(1,177)	(929)
Research and development expenses
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	5,387	3,581
Increase (decrease) in deferred taxes in profit or loss	6,907	1,806
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	6,907	1,806
Deferred tax assets and liabilities, net end of period	12,294	5,387
Bad debt provision
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(2,708)	(5,072)
Increase (decrease) in deferred taxes in profit or loss	1,993	2,364
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,993	2,364
Deferred tax assets and liabilities, net end of period	(715)	(2,708)
Provision for legal complaints and expenses
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(334)	(19,637)
Increase (decrease) in deferred taxes in profit or loss	(6,493)	19,303
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(6,493)	19,303
Deferred tax assets and liabilities, net end of period	(6,827)	(334)
Loan approval expenses
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	8,967	5,212
Increase (decrease) in deferred taxes in profit or loss	(174)	3,755
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(174)	3,755
Deferred tax assets and liabilities, net end of period	8,793	8,967
Junior mining companies valued based on stock price
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(5,243)	3,929
Increase (decrease) in deferred taxes in profit or loss	0	(5,354)
Deferred taxes related to items credited (charged) directly to equity	17	(3,818)
Total increases (decreases) in deferred tax liabilities (assets)	17	(9,172)
Deferred tax assets and liabilities, net end of period	(5,226)	(5,243)
Royality
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	4,545	3,012
Increase (decrease) in deferred taxes in profit or loss	1,257	1,521
Deferred taxes related to items credited (charged) directly to equity	(3)	12
Total increases (decreases) in deferred tax liabilities (assets)	1,254	1,533
Deferred tax assets and liabilities, net end of period	5,799	4,545
Tax loss benefit
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(7,113)	(844)
Increase (decrease) in deferred taxes in profit or loss	(1,502)	(6,269)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,502)	(6,269)
Deferred tax assets and liabilities, net end of period	(8,615)	(7,113)
Other
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(8,862)	(1,454)
Increase (decrease) in deferred taxes in profit or loss	(7,187)	(7,408)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(7,187)	(7,408)
Deferred tax assets and liabilities, net end of period	(16,049)	(8,862)
Foreign items (other)
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(136)	654
Increase (decrease) in deferred taxes in profit or loss	11,732	(790)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	11,732	(790)
Deferred tax assets and liabilities, net end of period	$ 11,596	$ (136)